PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

		As of December 31,
		2017	2018
		US$	US$

Advance to suppliers		1,248,701	347,409
Other receivables, net of allowance for doubtful accounts of $584,956 and $751,491 at December 31, 2017 and December 31, 2018, respectively	(i)	228,436	111,938
Prepaid rental expenses and other deposits		124,863	73,446
Advance to employees		118,052	187,301
Other current assets		525,736	401,401
		2,245,788	1,121,495

(i)
In circumstances where a supplier defaults, and where the Group is asserting a breach of contract and seeking monetary recovery of the remaining deposit from the supplier, the Group reclassifies the respective advance to suppliers to other receivables within “Prepaid expenses and other current assets” in the consolidated balance sheets. A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated.

The Group provided provision of $nil, $584,956 and $166,535 for other receivables during the year ended December 31, 2016, 2017 and 2018, respectively.